Tower Obligations Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2012 USD ($)	Dec. 31, 2016	Dec. 31, 2015 USD ($)
Tower Transaction [Member]
Sale Leaseback Transaction [Line Items]
Property Subject to Sale, Number of Units	7,100
Net proceeds, financing activities	$ 2,500
Property Subject to Failed Sale Leaseback Transaction, Number of Units	6,200
Lessee leasing arrangements, operating leases, term of contract	10 years	10 years
Sale leaseback transaction, fixed-price purchase options	$ 2,000
Imputed interest rate, financial obligation	8.00%
Tower Transaction [Member] | Minimum [Member]
Sale Leaseback Transaction [Line Items]
Lessee leasing arrangements, operating leases, term of contract	23 years
Tower Transaction [Member] | Maximum [Member]
Sale Leaseback Transaction [Line Items]
Lessee leasing arrangements, operating leases, term of contract	37 years
Tower Transaction PTI [Member]
Sale Leaseback Transaction [Line Items]
Property Subject to Sale, Number of Units			600
Net proceeds, financing activities			$ 140
Property Subject to Failed Sale Leaseback Transaction, Number of Units		200
Imputed interest rate, financial obligation			3.00%